INVESTMENT AND LOAN TO SOLTERRA (Details Narrative) € in Thousands, ₪ in Thousands, $ in Thousands					1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 27, 2024 USD ($) shares	Nov. 27, 2024 ILS (₪) shares	Jul. 08, 2024 USD ($)	Jul. 08, 2024 EUR (€)	Jan. 31, 2025 USD ($) shares	Jan. 31, 2025 ILS (₪) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ILS (₪) shares	Dec. 31, 2023 USD ($)	Jun. 30, 2025 EUR (€)	May 06, 2025 USD ($)	May 06, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration amount							$ 41	$ 36		$ 88
Gain from change in fair value of investment								(602)	$ 114	$ (1,299)		$ (714)
Fair value of investment								271
Solterra Energy Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of acquired shares | shares	100,000	100,000								267,000	267,000
Consideration amount	$ 82	₪ 300								$ 219	₪ 801
Solterra Energy Ltd [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of acquired shares | shares					167,000	167,000
Consideration amount					$ 137	₪ 501
Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Face amount							1,457	1,457		1,173			€ 1,236	$ 177	€ 150	€ 1,133
Repayments of Debt			$ 406	€ 375
Gain from change in fair value of investment							105	101
Loan Agreement [Member] | Solterra Renewable Energy Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Face amount							$ 451	$ 451	542	$ 350							€ 500
Long term debt, gross									$ 406								€ 375
Debt interest rate								27.60%	7.00%	32.70%	32.70%
Interest rate increases									12.00%
Loan Agreement [Member] | Solterra Renewable Energy Ltd [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt interest rate									7.00%
Loan Agreement [Member] | Solterra Renewable Energy Ltd [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt interest rate									12.00%